UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2021, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned 25.37% and Investor Class returned 25.16%, compared to 22.58% for the MSCI Emerging Markets Index (Gross) (“Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 5.51% for the Institutional Class and 5.32% for the Investor Class, compared to 5.36% for the Index. As of March 31, 2021, the Fund had net assets of $3.74 billion.

Performance Review

With the news of effective vaccines in November 2020 portending a light at the end of the tunnel of the Covid-19 pandemic, equity markets experienced a sharp reversal in momentum. Cyclically exposed stocks rebounded strongly during the period. The vaccine announcements in the fourth quarter of 2020 and the subsequent vaccine rollouts in the first quarter of 2021 amplified investor sentiment for further economic reopening. The strongest performing sectors in the Index during the period were materials, information technology, and financials. The weakest performers in the Index were the consumer discretionary, real estate, and consumer staples sectors. All three emerging markets regions posted positive returns. The strongest performing region was the emerging Latin America region, followed by the emerging Europe, Middle East, and Africa (“EMEA”) and emerging Asia regions.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the Index), our bottom-up earnings growth factors demonstrated the strongest performance during the period. Our bottom-up valuation factors delivered positive performance, while our technical indicators posted negative performance. Of our top-down factors, currency delivered positive returns, our macroeconomic and country factors were relatively flat, and our sector factors detracted during the period. In December, we added a new competitive strength bottom-up factor category to our alpha model. After extensive research, we found that an industry’s competitive landscape and a company’s position within it have been closely linked to changes in profitability and, ultimately, a stock’s return potential. These new alpha factors examine current levels and longer-term trends in a broad range of metrics relevant to competitive strength: margins, returns, competition, industry structure, market share, and balance sheet strength.

Over the period, positioning in emerging Asia region contributed the most to relative performance, largely due to stock selection in South Korea, Taiwan, and India. Fund holdings in EMEA also contributed to performance relative to the Index, primarily attributable to stock selection in South Africa. Positioning in the emerging Latin America region was neutral for performance. From a sector perspective, the greatest contributors to relative performance were information technology, financials, and materials. The largest detractors from relative performance were health care, energy, and consumer discretionary. The greatest stock-level contributors to relative performance included overweight positions in automobile manufacturer, KIA Motors Corp. (South Korea), integrated aluminum producer & copper manufacturer, Hindalco Industries (India), and internet services provider, Baidu (China). The largest detractors from relative performance included overweight positions in rubber glove manufacturer, Top Glove Corp. Bhd. (Malaysia), internet commerce company, Alibaba Group Holding Ltd. (China), and cement manufacturer, Anhui Conch Cement Co., Ltd. (China).

2	Causeway Emerging Markets Fund

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the materials and financials sectors, and the biggest reductions in active weightings were to the communication services and consumer discretionary sectors. Notable changes in the Fund’s active country weightings included increases to exposures in South Korea, Taiwan, and South Africa. We reduced active exposures to China, Russia, and Brazil.

Significant purchases included new positions in mining & logistics conglomerate, Grupo Mexico SAB de CV (Mexico), automobile & automotive products manufacturer, BYD Co (China), biologics technology platform provider, Wuxi Biologics (Cayman), Inc. (China), and semiconductor manufacturer, United Microelectronics Corp. (Taiwan), as well as an increased exposure to The National Commercial Bank CJSC (Saudi Arabia). Significant sales included full sales of oil & gas exploration company, CNOOC Ltd. (China) and mobile telecommunications operator, China Mobile Ltd. (China), along with decreased exposure to internet commerce company, Alibaba Group Holding Ltd. (China), energy & industrials holding company, Reliance Industries Ltd. (India), and online services company, Tencent Holdings Ltd. (China).

Investment Outlook

Within emerging markets, earnings growth upgrades have generally been strongest in cyclical sectors, particularly materials, energy, and information technology, according to analyst estimates. Growth upgrades for these sectors reflect analysts’ optimism that economies will continue to reopen and activity will normalize. We are overweight materials and information technology stocks in the Fund due to attractive growth and price momentum characteristics. We are modestly underweight energy stocks in the Fund due to valuation considerations. From a country perspective, net earnings growth upgrades were strongest in Russia, Saudi Arabia, Brazil, and Taiwan. Chinese stocks experienced net earnings downgrades relative to other countries. In China, banks and other cyclical stocks have experienced net upgrades. However, China’s large internet companies, which dominate the Index, have experienced muted analyst revisions. Many of these companies did well during the Covid-19 pandemic and have not benefited from the economic reopening to the same extent many cyclical stocks have. China’s large internet companies have also been negatively affected by the ongoing regulatory investigation into anti-competitive practices. We are underweight Chinese stocks in the Fund due primarily to valuation and growth considerations.

Supported by steepening global yield curves, the reopening of economies, and the Covid-19 vaccine rollout, emerging value stocks outperformed during the first quarter of 2021 and the trailing six-month period. The MSCI Emerging Markets Value Index outpaced the MSCI Emerging Markets Growth Index by 3.7% in the first quarter of 2021 in local currency terms. Despite this outperformance, emerging markets value stocks are trading at a sizable discount to growth stocks. We emphasize value factors in our multi-factor investment process, and we believe the value rebound is poised to continue as economic activity accelerates.

Causeway Emerging Markets Fund	3

We thank you for your continued confidence in Causeway Emerging Markets Fund, and look forward to serving you in the future.

March 31, 2021

Joseph Gubler	Arjun Jayaraman	MacDuff Kuhnert
Portfolio Manager	Portfolio Manager	Portfolio Manager

Ryan Myers
Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Causeway Emerging Markets strategy uses quantitative factors that can be grouped into eight categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quartile of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

4	Causeway Emerging Markets Fund

March 31, 2021
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	59.45%	4.83%	11.53%	4.19%	5.51%
Investor Class	59.14%	4.59%	11.27%	3.94%	5.32%
MSCI Emerging Markets Index (Gross)	58.92%	6.87%	12.48%	4.02%	5.36%

*	Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2022. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 28, 2021 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.08% and 1.33% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after reimbursements were 1.08% and 1.33% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI Emerging Markets Index (Gross) (the “Index”) is a free float-adjusted market capitalization index, designed to measure equity market performance of emerging markets, consisting of 26 emerging country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 4.0%

Banco do Brasil SA1	2,687,494	$14,577

JBS SA	5,992,300	32,045

Petroleo Brasileiro SA, Class A ADR	2,165,778	18,496

Qualicorp Consultoria e Corretora de Seguros SA	2,191,200	11,842

Sendas Distribuidora S.A.[1]	799,884	10,493

Vale SA, Class B ADR	3,547,938	61,663

		149,116

China — 31.4%

Agile Group Holdings Ltd.	4,840,372	7,943

Alibaba Group Holding Ltd. ADR[1]	898,602	203,740

Anhui Conch Cement Co. Ltd., Class H	4,930,613	32,198

Baidu Inc. ADR[1]	256,073	55,709

BYD Co. Ltd., Class H	1,250,500	27,057

China Construction Bank Corp., Class H	131,507,000	110,850

China Life Insurance Co. Ltd., Class H	10,101,000	20,992

China Lumena New Materials Corp.[1,2,3]	264,100	—

China National Building Material Co. Ltd., Class H	2,732,000	3,958

Country Garden Holdings Co. Ltd.	10,221,341	13,158

Dongfeng Motor Group Co. Ltd., Class H	15,642,000	14,592

Fosun International Ltd.	11,343,500	15,926

Industrial & Commercial Bank of China, Class H	32,315,000	23,244

JD.com Inc. ADR[1]	779,523	65,737

KWG Property Holding Ltd.	7,576,500	13,026

Lenovo Group Ltd.	15,468,000	22,076

Meituan, Class B1	925,600	36,121

NetEase Inc. ADR	316,305	32,662

New Oriental Education & Technology Group ADR[1]	1,141,406	15,980

Ping An Insurance Group Co. of China Ltd., Class H	4,924,338	58,902

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,664,536	9,168

Shimao Group Holdings Ltd.	2,554,000	8,064

Sunac China Holdings Ltd.	3,550,000	15,267

Tencent Holdings Ltd.	3,390,489	270,586

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Tongwei Co. Ltd., Class A	3,257,376	$16,416

Vipshop Holdings Ltd. ADR[1]	457,634	13,665

Wuxi Biologics Cayman Inc.[1]	1,764,000	22,245

Xinyi Glass Holdings Ltd.	5,846,000	19,205

Yum China Holdings Inc.	324,644	19,222

Zhejiang Expressway Co. Ltd., Class H	8,419,421	7,473

		1,175,182

India — 10.0%

Aurobindo Pharma Ltd.	1,613,869	19,503

Cipla Ltd.[1]	1,076,081	12,023

Dr Reddy’s Laboratories Ltd.	172,782	10,689

HCL Technologies Ltd.	2,327,960	31,376

HDFC Bank Ltd. ADR[1]	296,217	23,013

Hindalco Industries Ltd.	9,370,865	42,152

Hindustan Unilever Ltd.	617,296	20,588

ICICI Bank Ltd. ADR[1]	2,512,336	40,273

Infosys Ltd. ADR	2,796,677	52,354

ITC Ltd.	3,985,140	11,925

Jubilant Foodworks Ltd.[1]	324,840	12,975

REC Ltd.	6,222,576	11,208

Reliance Industries Ltd.	1,537,430	42,274

State Bank of India[1]	3,699,502	18,532

Tata Consumer Products Ltd.	1,339,513	11,735

UltraTech Cement Ltd.	147,776	13,658

		374,278

Indonesia — 0.6%

Bank Rakyat Indonesia Persero	73,654,340	22,346

Malaysia — 0.9%

Malayan Banking Bhd	10,797,844	21,499

Top Glove Corp. BHD	11,728,700	12,799

		34,298

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Mexico — 2.3%

Grupo Financiero Banorte SAB de CV, Class O1	4,341,789	$24,481

Grupo Mexico SAB de CV, Class B	6,429,621	33,892

Kimberly-Clark de Mexico SAB de CV, Class A	2,995,564	5,128

Wal-Mart de Mexico SAB de CV	7,551,676	23,849

		87,350

Poland — 0.1%

KGHM Polska Miedz SA1	42,200	2,027

Russia — 3.8%

Gazprom PJSC ADR	6,518,490	38,825

Lukoil PJSC ADR	535,233	43,252

MMC Norilsk Nickel PJSC ADR	851,107	26,524

Sberbank of Russia PJSC ADR	2,283,630	35,112

		143,713

Saudi Arabia — 1.4%

National Commercial Bank	2,021,060	28,641

Saudi Telecom Co.	658,961	22,294

		50,935

South Africa — 2.4%

Absa Group Ltd.	2,855,532	24,394

Impala Platinum Holdings Ltd.	1,881,296	34,732

Sibanye Stillwater Ltd.	6,867,827	30,574

		89,700

South Korea — 14.2%

Celltrion Inc.[1]	7,247	2,089

DL E&C Co. Ltd.[1]	72,659	7,736

DL Holdings Co. Ltd.	43,534	3,381

Hana Financial Group Inc.	843,115	31,889

Hanwha Corp.	554,198	15,696

Hyundai Marine & Fire Insurance Co. Ltd.	259,834	5,630

Kakao Corp.	33,006	14,568

KB Financial Group Inc.	724,473	35,708

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

Kia Motors Corp.	646,434	$47,516

LG Corp.	286,955	23,024

LG Electronics Inc.	146,845	19,605

NAVER Corp.	62,347	20,874

POSCO	127,231	36,051

POSCO ADR	104,623	7,554

Samsung Electro-Mechanics Co. Ltd.	111,460	18,604

Samsung Electronics Co. Ltd.	2,533,378	183,276

SK Hynix Inc.	437,441	51,645

SK Telecom Co. Ltd.	34,269	8,356

		533,202

Taiwan — 16.6%

Accton Technology Corp.	1,291,000	12,551

Asustek Computer Inc.	290,000	3,805

AU Optronics Corp.[1]	23,743,000	17,713

Compeq Manufacturing Co. Ltd.	4,674,000	7,060

Delta Electronics Inc.	3,828,000	39,040

FLEXium Interconnect Inc.	2,290,000	10,124

Fubon Financial Holding Co. Ltd.	16,624,000	33,174

HON HAI Precision Industry Co. Ltd.	14,389,298	63,122

King Yuan Electronics Co. Ltd.	6,081,000	8,831

Lite-On Technology Corp.	8,463,202	18,769

MediaTek Inc.	1,716,000	59,025

Pegatron Corp.	4,279,000	11,162

Powertech Technology Inc.	4,154,000	15,419

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,286,400	270,435

United Microelectronics Corp.	12,357,000	22,164

Yuanta Financial Holding Co. Ltd.	35,216,984	27,822

		620,216

Thailand — 1.6%

Charoen Pokphand Foods PCL	23,578,800	22,309

PTT PCL	9,164,200	12,041

Sri Trang Agro-Industry	4,957,800	7,416

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Number of Warrants/ Face Amount	Value

Thailand — (continued)

Tisco Financial Group PCL	6,074,100	$18,941

		60,707

Turkey — 0.3%

Tekfen Holding AS	2,524,212	4,538

Turkcell Iletisim Hizmetleri AS	4,087,084	7,468

		12,006

Total Common Stock

(Cost $2,448,266) — 89.6%		3,355,076

WARRANTS

MSCI China A Market Access (HSBC), Expires 10/15/2021[1,2]	30,032	45,076

MSCI China A Market Access (Merrill Lynch), Expires 7/27/2021[1,2]	31,165	43,279

Total Warrants

(Cost $80,020) — 2.4%		88,355

CORPORATE OBLIGATIONS

Citigroup Global Markets Holdings Inc., 0.000%, 5/12/2021[2,4]	$40,000,000	57,632

Total Corporate Obligations

(Cost $40,000) — 1.5%		57,632

PREFERENCE STOCK

Brazil — 0.8%

Itausa S.A.	15,999,741	29,165

South Korea — 0.6%

LG Chem Ltd.	62,980	21,546

Total Preference Stock

(Cost $57,422) — 1.4%		50,711

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

EXCHANGE-TRADED FUND

Samsung Kodex 200	1,335,851	$50,019

Total Exchange-Traded Fund

(Cost $47,014) — 1.3%		50,019

PREFERRED STOCK

South Korea — 0.7%

Hyundai Motor Co.‡	295,701	26,281

Total Preferred Stock

(Cost $20,822) — 0.7%		26,281

Total Investments — 96.9%

(Cost $2,693,544)		3,628,074

Other Assets in Excess of Liabilities — 3.1%		115,490

Net Assets — 100.0%		$3,743,564

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI Emerging Markets	1,285	Jun-2021	$86,588	$84,971	$(1,617)

*	Except for share/warrant/corporate obligation data.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2021 was $145,987 and represented 3.9% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2021 was $- and represented 0.0% of net assets.

4	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.
ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (000) (continued)

March 31, 2021 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$149,116	$—	$—		$149,116
China	406,714	768,468	—	^	1,175,182
India	115,639	258,639	—		374,278
Indonesia	—	22,346	—		22,346
Malaysia	—	34,298	—		34,298
Mexico	87,350	—	—		87,350
Poland	—	2,027	—		2,027
Russia	—	143,713	—		143,713
Saudi Arabia	—	50,935	—		50,935
South Africa	—	89,700	—		89,700
South Korea	15,290	517,912	—		533,202
Taiwan	270,436	349,780	—		620,216
Thailand	—	60,707	—		60,707
Turkey	—	12,006	—		12,006

Total Common Stock	1,044,545	2,310,531	—		3,355,076

Warrants	—	88,355	—		88,355

Corporate Obligations	—	57,632	—		57,632

Preference Stock
Brazil	29,165	—	—		29,165
South Korea	—	21,546	—		21,546

Total Preference Stock	29,165	21,546	—		50,711

Exchange-Traded Fund	—	50,019	—		50,019

Preferred Stock	—	26,281	—		26,281

Total Investments in Securities	$1,073,710	$2,554,364	$—		$3,628,074

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(1,617)	$—	$—		$(1,617)

Total Other Financial Instruments	$(1,617)	$—	$—		$(1,617)

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2021 (Unaudited)

*	Futures contracts are valued at the unrealized depreciation on the instruments.
†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

SECTOR DIVERSIFICATION

As of March 31, 2021, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preferred Stock	Preference Stock	% of Net Assets

Information Technology	24.5%	0.0%	0.0%	24.5%

Financials	16.3	0.0	0.8	17.1

Consumer Discretionary	14.2	0.7	0.0	14.9

Communication Services	11.6	0.0	0.0	11.6

Materials	8.7	0.0	0.6	9.3

Energy	4.1	0.0	0.0	4.1

Consumer Staples	4.1	0.0	0.0	4.1

Health Care	2.6	0.0	0.0	2.6

Industrials	2.0	0.0	0.0	2.0

Real Estate	1.5	0.0	0.0	1.5

Total	89.6	0.7	1.4	91.7

Warrants				2.4

Exchange Traded Fund				1.3

Corporate Obligations				1.5

Other Assets in Excess of Liabilities				3.1

Net Assets				100.0%

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/21
ASSETS:
Investments at Value (Cost $2,693,544)	$3,628,074
Cash	112,122
Foreign Currency (Cost $3,362)	3,363
Receivable for Investment Securities Sold	17,871
Receivable for Dividends	13,240
Receivable for Fund Shares Sold	7,039
Receivable for Tax Reclaims	760
Variation Margin Receivable	546
Unrealized Appreciation on Spot Foreign Currency Contracts	5
Prepaid Expenses	106

Total Assets	3,783,126

LIABILITIES:
Payable for Investment Securities Purchased	20,226
Accrued Foreign Capital Gains Tax on Appreciated Securities	8,821
Payable for Fund Shares Redeemed	6,257
Payable Due to Adviser	3,213
Payable for Shareholder Service Fees — Investor Class	130
Payable Due to Administrator	97
Payable for Trustees’ Fees	42
Other Accrued Expenses	776

Total Liabilities	39,562

Net Assets	$3,743,564

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$2,768,416
Total Distributable Earnings	975,148

Net Assets	$3,743,564

Net Asset Value Per Share (based on net assets of $3,046,729,950 ÷ 192,938,489 shares) — Institutional Class	$15.79

Net Asset Value Per Share (based on net assets of $696,833,953 ÷ 43,733,339 shares) — Investor Class	$15.93

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/20 to 3/31/21
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $4,883)	$28,252

Total Investment Income	28,252

EXPENSES:
Investment Advisory Fees	18,241
Shareholder Service Fees — Investor Class	812
Administration Fees	557
Custodian Fees	497
Transfer Agent Fees	357
Printing Fees	160
Professional Fees	101
Trustees’ Fees	83
Registration Fees	53
Pricing Fees	15
Other Fees	85

Total Expenses	20,961

Waiver of Investment Advisory Fees	(110)

Total Waiver	(110)

Net Expenses	20,851

Net Investment Income	7,401

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	164,178
Net Realized Gain on Futures Contracts	7,784
Net Realized Loss from Foreign Currency Transactions	(710)
Net Change in Unrealized Appreciation on Investments	625,413
Net Change in Unrealized Depreciation on Futures Contracts	(1,901)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(3,037)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(211)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	791,516

Net Increase in Net Assets Resulting from Operations	$798,917

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/20 to 3/31/21 (Unaudited)	10/01/19 to 9/30/20
OPERATIONS:
Net Investment Income	$7,401	$45,873
Net Realized Gain (Loss) on Investments	164,178	(21,576)
Net Realized Gain on Futures Contracts	7,784	8,932
Net Realized Loss from Foreign Currency Transactions	(710)	(2,516)
Net Change in Unrealized Appreciation on Investments	625,413	198,027
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(1,901)	1,063
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(3,037)	(2,801)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(211)	(98)

Net Increase in Net Assets Resulting From Operations	798,917	226,904

DISTRIBUTIONS:
Institutional Class	(40,939)	(75,030)
Investor Class	(7,820)	(7,865)

Total Distributions to Shareholders	(48,759)	(82,895)

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(228,936)	(765,467)

Total Increase (Decrease) in Net Assets	521,222	(621,458)

NET ASSETS:
Beginning of Period	3,222,342	3,843,800

End of Period	$3,743,564	$3,222,342

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2021 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY EMERGING MARKETS FUND
Institutional
2021(1)	12.77	0.03	3.20	3.23	(0.21)	—	(0.21)	—
2020	11.87	0.16	1.01	1.17	(0.27)	—	(0.27)	—
2019	12.77	0.25	(0.92)	(0.67)	(0.23)	—	(0.23)	—	(2)
2018	13.41	0.26	(0.68)	(0.42)	(0.22)	—	(0.22)	—	(2)
2017	10.89	0.22	2.46	2.68	(0.16)	—	(0.16)	—	(2)
2016	10.00	0.19	0.86	1.05	(0.16)	—	(0.16)	—	(2)
Investor
2021(1)	12.88	0.02	3.21	3.23	(0.18)	—	(0.18)	—
2020	11.97	0.15	1.00	1.15	(0.24)	—	(0.24)	—
2019	12.84	0.23	(0.92)	(0.69)	(0.18)	—	(0.18)	—	(2)
2018	13.49	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)	—	(2)
2017	10.96	0.19	2.48	2.67	(0.14)	—	(0.14)	—	(2)
2016	10.06	0.14	0.90	1.04	(0.14)	—	(0.14)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.40%, 1.40% and 1.39%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

15.79	25.37	3,046,730	1.10		1.10		0.45		21
12.77	9.79	2,667,366	1.08		1.08		1.33		41
11.87	(5.15)	3,448,261	1.16		1.16		2.05		39
12.77	(3.25)	4,239,060	1.15		1.15		1.89		49
13.41	25.08	3,565,886	1.15		1.15		1.82		50
10.89	10.70	2,469,222	1.18		1.18		1.89		73

15.93	25.16	696,834	1.34		1.34		0.20		21
12.88	9.55	554,976	1.31		1.31		1.20		41
11.97	(5.32)	395,539	1.39		1.39		1.90		39
12.84	(3.50)	575,260	1.39	(3)	1.39	(3)	1.40	(3)	49
13.49	24.71	811,143	1.40		1.40		1.56		50
10.96	10.23	583,567	1.43		1.43		1.43		73

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2021, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes or warrants used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note or warrant, including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing

20	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2021, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2021.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested earned interest and are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2022 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. Prior to July 1, 2020, the Adviser had contractually agreed to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

exceeding 1.35% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2021, the Advisor waived $109,900 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2021, the Investor Class paid 0.24% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2021, approximately $934 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments,

during the six months ended March 31, 2021, for the Fund were as follows (000):

Purchases	Sales
$724,865	$1,039,912

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have adversely affected and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund. Similar consequences could arise as a result of other infectious diseases.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the fiscal year ended September 30, 2020, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $5,784,046.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2020 and September 30, 2019 was as follows (000):

	Ordinary Income	Total
2020	$82,895	$82,895
2019	81,055	81,055

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$42,515
Capital Loss Carryforwards	(87,024)
Unrealized Appreciation	269,502
Other Temporary Differences	(3)

Total Distributable Earnings	$224,990

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$87,024	$—	$87,024

For the fiscal year ended September 30, 2020, the Fund utilized $1,853 (000) of short term capital loss carryforwards.

At March 31, 2021, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$2,693,544	$1,007,185	$(72,655)	$934,530

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2021 (Unaudited)		Fiscal Year Ended September 30, 2020
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	16,968	$257,873	65,288	$763,253
Shares Issued in Reinvestment of Dividends and Distributions	2,489	36,788	5,227	67,585
Shares Redeemed	(35,349)	(531,326)	(152,230)	(1,736,113)

Decrease in Shares Outstanding Derived from Institutional Class Transactions	(15,892)	(236,665)	(81,715)	(905,275)

Investor Class
Shares Sold	4,333	63,116	43,741	512,300
Shares Issued in Reinvestment of Dividends and Distributions	523	7,799	599	7,822
Shares Redeemed	(4,211)	(63,186)	(34,303)	(380,314)

Increase in Shares Outstanding Derived from Investor Class Transactions	645	7,729	10,037	139,808

Net Decrease in Shares Outstanding from Capital Share Transactions	(15,247)	$(228,936)	(71,678)	$(765,467)

8.	Significant Shareholder Concentration

As of March 31, 2021, one of the Fund’s shareholders of record owned 41% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Subsequent Events

The Fund has evaluated the need for disclosures or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures or adjustments were required to the financial statements.

26	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2020 to March 31, 2021).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway Emerging Markets Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Fund Return
Institutional Class	$1,000.00	$1,253.70	1.10%	$6.18

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.45	1.10%	$5.54

Actual Fund Return
Investor Class	$1,000.00	$1,251.60	1.34%	$7.52

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.25	1.34%	$6.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

28	Causeway Emerging Markets Fund

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2020 through December 31, 2020. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway Emerging Markets Fund	29

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-004-1300

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie Fermelia
Gracie Fermelia,
President

Date: June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie Fermelia
Gracie Fermelia,
President

Date: June 9, 2021

By	/s/ Eric Olsen
Eric Olsen,
Treasurer

Date: June 9, 2021